Note 4 Equity (Details) (USD $)			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 12% convertible note	Jun. 30, 2014 Common Stock	Jun. 30, 2014 Common Stock Officers and Employees	Jun. 30, 2014 Common Stock Consulting Services	Jun. 30, 2014 Common Stock Legal Services	Jun. 30, 2014 Common Stock Management Services	Jun. 30, 2014 Common Stock Investor Relations Services	Jun. 30, 2014 Warrant	Jun. 30, 2014 Warrant Subscriptions
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, par or stated value	$ 0.001	$ 0.001
Stock issued pursuant to private placements, shares				1,667,910
Stock issued pursuant to private placements, value				$ 1,055,735
Stock Issued During Period, Shares, Issued for Services					60,000	4,878,000	453,078	5,000,000	3,200,000
Stock Issued During Period, Value, Issued for Services					95,340	11,065,600	1,153,245	14,750,000	8,250,000
Stock issued pursuant to settlement of notes payable, shares				175,624
Stock issued pursuant to settlement of notes payable, value				43,904
Warrants, Issued											3,230,000
Fair Value of Warrants											6,643,981
Debt Instrument, Maturity Date			Jun. 30, 2015								Jun. 30, 2015
Allocated Share-based Compensation Expense										$ 1,666,952	$ 1,666,952